Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Finance Receivables on Nonaccrual Status
As of March 31, 2019 and 2020, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2019	2020
Retail	9,401	10,434
Finance leases	2,431	3,300
Wholesale	18,217	13,023
Real estate	18,281	10,703
Working capital	—	7,712

	48,330	45,172

Finance Receivables 90 Days or More Past Due and Accruing
As of March 31, 2019 and 2020, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2019	2020
Retail	28,438	37,709
Finance leases	3,821	5,161

	32,259	42,870